Notes to the Profit or Loss Statement - Summary of Selling Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of selling expenses [line items]
Selling expenses	€ 121,542,621	€ 107,742,684	€ 22,671,481
Personnel expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	63,517,000	52,823,000	6,804,000
Consumable supplies [member]
Disclosure of selling expenses [line items]
Selling expenses	86,000	125,000	14,000
Other Operating expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	5,667,000	3,360,000	1,158,000
Amortization of intangible assets [member]
Disclosure of selling expenses [line items]
Selling expenses	138,000	8,000	11,000
External services [member]
Disclosure of selling expenses [line items]
Selling expenses	51,265,000	50,727,000	14,313,000
Depreciation and other costs for infrastructure [member]
Disclosure of selling expenses [line items]
Selling expenses	€ 870,000	€ 700,000	€ 371,000